Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Consolidated net income	$ 11,710	$ 17,138	$ 38,360	$ 45,372	$ 40,813
Adjustments to reconcile consolidated net income to net cash (used in) provided by operating activities:
Fixed asset depreciation and intangible asset amortization	12,515	12,144	49,281	50,180	52,974
Employee loan amortization	6,953	8,925	31,785	41,192	34,115
Equity-based compensation	29,128	14,816	125,099	25,705	22,134
Allocations of net income to limited partnership units and founding/working partner units	5,980	9,200	18,437	23,307	16,731
Losses on equity investments	2,456	1,661	6,605	6,940	8,687
Sublease provision adjustment			4,956
Impairment loss on marketable securities			4,047
Accretion of discount on convertible notes	1,082		1,808
Impairment of fixed assets	773		785	294	1,232
Recognition of deferred revenue		(632)	(4,583)	(5,371)	(5,219)
Deferred tax provision (benefit)		(689)	1,963	(2,932)	(360)
Other	225	393	96	546	(282)
Decrease (increase) in operating assets:
Receivables from broker-dealers, clearing organizations, customers and related broker-dealers	(413,452)	(94,602)	282,941	(61,723)	(224,357)
Loans, forgivable loans and other receivables from employees and partners, net	(12,797)	(21,867)	(70,038)	(53,989)	(91,176)
Accrued commissions receivable, net	(11,131)	(39,620)	(4,928)	(22,195)	21,314
Securities borrowed	(17,362)	(51,452)
Securities owned	(21,776)	206	(5,695)	(8,355)	(1,362)
Notes receivable, net	(442)
Receivables from related parties	(786)	(901)	(2,447)	7,959	321
Cash segregated under regulatory requirements	(404)	(714)	(570)	(198)	2,901
Other assets	(5,658)	(2,737)	(10,413)	(5,050)	(9,814)
Reverse repurchase agreements with related parties		(49,999)			151,224
Increase (decrease) in operating liabilities:
Payables to broker-dealers, clearing organizations, customers and related broker-dealers	390,955	248,496	(293,140)	48,214	261,475
Payables to related parties	12,812	(6,088)	9,405	(53,907)	12,185
Accounts payable, accrued and other liabilities	6,854	16,763	(15,438)	10,449	81,300
Accrued compensation	(9,424)	418	(82,972)	12,485	87
Securities sold, not yet purchased		61		(11)	(310)
Net cash (used in) provided by operating activities	(11,789)	60,920	85,344	58,912	374,613
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of fixed assets	(7,650)	(7,637)	(27,190)	(29,106)	(29,136)
Capitalization of software development costs	(4,018)	(3,335)	(15,940)	(14,831)	(15,472)
Investment in unconsolidated entities	(16,402)	(534)	(1,749)	(8,874)	(5,301)
Payments for acquisitions, net of cash acquired	(1,500)		(46,703)	(4,382)	(5,140)
Purchase of notes receivable	(22,000)
Purchases of marketable securities				(3,002)
Capitalization of trademarks, patent defense and registration costs	(262)	(267)	(1,064)	(990)	(1,469)
Sale of marketable securities	906
Net cash used in investing activities	(50,926)	(11,773)	(92,646)	(61,185)	(56,518)
CASH FLOWS FROM FINANCING ACTIVITIES:
Collateralized borrowings, net	5,348	(3,698)	4,153	21,672	17,586
Short-term borrowings	46,400		13,600
Repayment of Newmark debt			(13,835)
Issuance of convertible notes			155,620
Purchase of capped call			(11,392)
Earnings distributions to limited partnership interests and other noncontrolling interests	(29,841)	(22,150)	(84,332)	(49,733)	(42,117)
Redemption of limited partnership interests	(6,183)	(310)	(1,841)	(23,838)
Dividends to stockholders	(23,585)	(13,771)	(77,244)	(42,606)	(24,171)
Proceeds from offering of Class A common stock, net	11,672	10,361	15,632	15,160
Repurchase of Class A common stock	(337)	(55)	(392)	(19,871)	(7,911)
Cancellation of restricted stock units in satisfaction of withholding tax requirements	(1,411)		(3,580)	(2,246)	(657)
Partner purchase of founding/working partner units			63	1,263
Proceeds from exercises of stock options		8,134	8,812	463
Long-term borrowings				(150,000)
Issuance of convertible notes to Cantor				150,000
Tax impact on exercise/delivery of equity awards		2,315	3,357
Net cash provided by (used in) financing activities	2,063	(19,174)	8,621	(99,736)	(57,270)
Effect of exchange rate changes on cash and cash equivalents	1,465	6,462	4,290	(3,188)	3,546
Net (decrease) increase in cash and cash equivalents	(59,187)	36,435	5,609	(105,197)	264,371
Cash and cash equivalents at beginning of period	369,713	364,104	364,104	469,301	204,930
Cash and cash equivalents at end of period	310,526	400,539	369,713	364,104	469,301
Supplemental cash information:
Cash (refunded) paid during the period for taxes	(171)	9,806	16,682	20,873	15,877
Cash paid during the period for interest	7,359	1,114	20,520	9,363	9,920
Supplemental non-cash information
Conversion of Class B common stock into Class A common stock				6	37
Issuance of Class A common stock upon exchange of Cantor units			8,407	6,181
Issuance of Class B common stock upon exchange of Cantor units			8,407
Issuance of Class A common stock upon exchange of limited partnership interests	22,391	3,599	79,115	24,583	9,650
Issuance of contingent Class A common stock for acquisitions			26,778	3,171
Donations with respect to Charity Day	7,446		12,076	7,403
Issuance of Class A common stock upon purchase of notes receivable	$ 3,055